Concentrations of Credit Risk - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($) Customer	Dec. 31, 2015 USD ($) Entity Customer	Dec. 31, 2014 USD ($) Customer	Dec. 31, 2013 Customer
Number of major customers | Customer		4	4
Federal Deposit Insurance Corporation's limit for cash balances | $		$ 250,000	$ 250,000
Number of Counterparties | Entity		5
Accounts Receivable | $	$ 24,315,000	$ 19,483,000	$ 43,936,000
Number of major customers | Customer		4	4
Oil And Gas Production
Accounts Receivable | $		$ 12,100,000	$ 25,200,000
Oil And Gas Production | Four Purchasers [Member]
Accounts Receivable | $		$ 10,500,000	$ 21,400,000
Sales
Number of major customers | Customer		4	4	4
Sales | Purchaser | Customer Concentration Risk
Percentage of revenue from major customers	93.50%
Number of major customers | Customer	5
Sales | Largest single purchaser | Customer Concentration Risk
Percentage of revenue from major customers	46.00%	42.20%	32.40%	34.50%